UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22027
                                                     ---------

                                FundVantage Trust
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              Wilmington, DE 19809
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Joel L. Weiss
                   PNC Global Investment Servicing (U.S.) Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
      --------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-1851
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                     Date of reporting period: July 31, 2008
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments are attached herewith


                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 2008
                                   (UNAUDITED)


                                                     PAR
                                                    (000)         VALUE
                                                    ------     -----------
MUNICIPAL BONDS -- 95.7%
CALIFORNIA -- 4.1%
California GO Series 2007 (A+, A1)
  5.00%, 11/01/15                                   $1,000     $ 1,071,340
                                                               -----------
CONNECTICUT -- 4.9%
Connecticut GO Series 2005-B (AAA, Aaa)
  4.57%, 06/01/20(a)(b)                              1,200       1,260,192
                                                               -----------
FLORIDA -- 13.3%
Board of Education Capital Outlay GO
  Series 2005-G (AAA, Aa1)
  5.00%, 06/01/12                                    1,000       1,070,180
Hillsborough County Community Investment
  RB Series 2007 (AAA, Aaa)
  5.00%, 11/01/16(b)                                 1,000       1,072,440
Miami-Dade County Special Obligation RB
  Series 2004-A (AA, Aaa)
  3.73%, 04/01/09(a)(c)                              1,300       1,294,566
                                                               -----------
                                                                 3,437,186
                                                               -----------
ILLINOIS -- 4.2%
Illinois State GO Series 2007-B (AA, Aa3)
  5.25%, 01/01/21                                    1,000       1,084,540
                                                               -----------
INDIANA -- 4.2%
Indianapolis Local Public Improvement RB
  Series 2007-D (AAA, Aa1)
  5.00%, 02/01/17                                    1,000       1,089,400
                                                               -----------
MARYLAND -- 6.3%
Harford County Consumer Public Improvement GO
  Series 2007 (AA+, Aa1)
  4.50%, 12/01/13                                      500         533,070
Maryland Local Facilities Loan GO
  Series 2006-A (AAA, Aaa)
  5.00%, 03/01/13                                    1,000       1,083,500
                                                               -----------
                                                                 1,616,570
                                                               -----------
MASSACHUSETTS -- 12.3%
Massachusetts Bay Transportation Authority
  Sales Tax RB Series 2005-A (AAA, Aa2)
  5.00%, 07/01/31                                    1,000       1,036,050


                                                     PAR
                                                    (000)         VALUE
                                                    ------     -----------
Massachusetts Water Pollution Abatement RB
  Series 2006-Pool PG (AAA, Aaa)
  5.25%, 08/01/30(d)                                $1,000     $ 1,080,620
Massachusetts Water Resources Authority RB
  Series 2007-B (AAA, Aaa)
  5.25%, 08/01/29                                    1,000       1,077,060
                                                               -----------
                                                                 3,193,730
                                                               -----------
MICHIGAN -- 4.3%
Detroit Sewer Disposal RB Sr. Lien
  Series 2003-A (AAA, Aaa)
  5.50%, 07/01/18(d)                                 1,000       1,102,710
                                                               -----------
MINNESOTA -- 6.6%
Minneapolis & St. Paul Metropolitan Transit
  Area GO Series 2005-C (AAA, Aaa)
  5.00%, 02/01/10                                    1,000       1,042,440
Minnesota GO Series 2006 (AAA, Aa1)
  5.00%, 06/01/16                                      600         657,222
                                                               -----------
                                                                 1,699,662
                                                               -----------
NEW JERSEY -- 8.2%
New Jersey Economic Development Authority RB
  Series 2005-K (AAA, Aaa)
  5.25%, 12/15/20(b)                                 1,000       1,075,380
New Jersey Environmental Infrastructure Trust
  RB Series 2007-A (AAA, Aaa)
  3.50%, 09/01/13                                    1,020       1,037,075
                                                               -----------
                                                                 2,112,455
                                                               -----------
NEW YORK -- 4.0%
Westchester County GO Series 2007-B (AAA, Aaa)
  4.00%, 11/15/11                                    1,000       1,041,120
                                                               -----------
NORTH CAROLINA -- 4.1%
Charlotte GO Series 2005 (AAA, Aaa)
  5.00%, 06/01/11                                    1,000       1,063,740
                                                               -----------
OHIO -- 8.2%
Ohio State Infrastructure Improvement GO
  Series 2007-A (AA+, Aa1)
  5.00%, 09/01/14(d)                                 1,000       1,089,380

                 MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                 JULY 31, 2008
                                  (UNAUDITED)


                                                     PAR
                                                    (000)         VALUE
                                                    ------     -----------
Ohio State Water Development Authority RB
  Series 2001-B (AAA, Aaa)
  5.50%, 06/01/19                                   $  915     $ 1,029,411
                                                               -----------
                                                                 2,118,791
                                                               -----------
PENNSYLVANIA -- 4.2%
Pennsylvania GO 2nd Series 2005 (AA, Aa2)
  5.00%, 01/01/15                                    1,000       1,085,970
                                                               -----------
WASHINGTON -- 6.8%
King County Limited Tax GO Series 2006
  (AAA, Aa1)
  5.00%, 01/01/10                                    1,000       1,039,370
Washington State GO Series 2008-C
  Variable Purpose (AA+, Aa1)
  4.25%, 01/01/13                                      700         731,423
                                                               -----------
                                                                 1,770,793
                                                               -----------
    Total Municipal Bonds
        (Cost $24,769,910)                                      24,748,199
                                                               -----------
SHORT-TERM INVESTMENTS -- 2.5%
BlackRock Liquidity Funds MuniCash                     653         653,226
                                                               -----------
    Total Short-Term Investments
        (Cost $653,226)                                            653,226
                                                               -----------
TOTAL INVESTMENTS -- 98.2%
(Cost $25,423,136)*                                             25,401,425

OTHER ASSETS IN EXCESS OF LIABILITIES** -- 1.8%                    459,083
                                                               -----------
NET ASSETS -- 100.0%                                           $25,860,508
                                                               ===========

GO    General Obligation
RB    Revenue Bond
(a)   Variable Rate Security - the rate shown is the rate in effect on July 31,
      2008
(b)   Insured by Ambac Assurance Corporation
(c)   Insured by Financial Guarantee Insurance Company.
(d)   Insured by Financial Security Assurance, Inc.
* The cost and unrealized appreciation/depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:
      Aggregate cost                                 $25,423,136
      Gross unrealized appreciation                      191,588
      Gross unrealized depreciation                     (213,299)
                                                     -----------
      Net unrealized depreciation                    $   (21,711)
                                                     ===========

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

** Other assets in excess of liabilities include interest rate swaps as follows:


                                           Notional                                Unrealized
                         Termination        Amount       Fixed        Floating    Appreciation
      Counterparty           Date           (000)#       Rate           Rate+    (Depreciation)
      ------------       -----------       --------      ------       --------   --------------
      JP Morgan Bank       01/01/10        $1,000        2.810%         CPI-U       $ 18,253

      JP Morgan Bank       02/01/10         1,000        2.640          CPI-U         21,928

      JP Morgan Bank       06/01/11         1,000        2.650          CPI-U         21,356

      JP Morgan Bank       11/15/11         1,000        2.860          CPI-U         13,739

      JP Morgan Bank       06/01/12         1,000        2.680          CPI-U         21,482

      JP Morgan Bank       03/01/13         1,020        2.790          CPI-U         17,301

      JP Morgan Bank       09/01/13         1,020        2.690          CPI-U         23,407

      JP Morgan Bank       12/01/13           500        2.865          CPI-U          6,636

      JP Morgan Bank       09/01/14         1,000        2.720          CPI-U         21,367

      JP Morgan Bank       01/01/15         1,000        2.830          CPI-U         14,433

      JP Morgan Bank       11/01/15         1,000        2.860          CPI-U         12,215

      JP Morgan Bank       06/01/16           600        2.750          CPI-U         12,394

      JP Morgan Bank       11/01/16         1,000        2.826          CPI-U         12,253

      JP Morgan Bank       11/01/16         1,000        2.826          CPI-U         11,875

      JP Morgan Bank       07/01/18         1,000        2.870          CPI-U         10,537

      JP Morgan Bank       06/01/19           915        2.850          CPI-U         14,021

      JP Morgan Bank       12/15/20         1,000        2.914          CPI-U          2,040

      JP Morgan Bank       01/01/21         1,000        2.860          CPI-U         11,786

      JP Morgan Bank       07/01/21         1,000        3.045          CPI-U        (20,368)

      JP Morgan Bank       08/01/29         1,000        3.110          CPI-U        (27,694)

      JP Morgan Bank       08/01/30         1,000        3.020          CPI-U        (22,301)
                                                                                    --------
                                                                       Total        $196,660
                                                                                    ========

+ CPI-U -- Consumer Price Index for All Urban Consumers, before seasonal adjustments, at July 31, 2008. For each interest rate swap the floating amount on the floating rate payer payment will differ based on a formula whose inputs include initial CPI and final CPI (at termination of the swap, with a 3 month lag). Quoted swap prices represent the present value of future cash flows exchanged over the life of the swap. These cash flows are discounted along a curve of future inflation expectations. These future expectations will likely deviate from the most recent release of the CPI-U.

#     Notional amount is shown in U.S. dollars unless otherwise stated.

                 MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                 JULY 31, 2008
                                  (UNAUDITED)


      FAS 157 DISCLOSURE

      The following is a summary of the inputs used, as of July 31, 2008, in valuing the Fund's assets carried at fair value:

                                               Investments           Other
                                                   in              Financial
      Valuation Inputs                         Securities         Instruments
      ----------------                         -----------        -----------
      Level 1 - Quoted Prices                  $   653,226                --
      Level 2 - Other Significant
                Observable Inputs               24,748,199                --
      Level 3 - Significant
                Unobservable Inputs                     --          $196,660
                                               -----------          --------
      Total                                    $25,401,425          $196,660
                                               ===========          ========

++ Other financial instruments are swaps not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

      The following is a reconciliation of assets of the series for level 3 investments for which significant unobservable inputs were used to determine fair value:


      Balance as of April 30, 2008                                  $(197,996)
      Accrued discounts/(premiums)                                         --
      Realized gain (loss)                                                 --
      Change in unrealized appreciation (depreciation)                394,656
      Net purchases (sales)                                                --
      Transfers in and/or out of Level 3                                   --
                                                                    ---------
      Balance as of July 31, 2008                                   $ 196,660
                                                                    =========

                                 THE LATEEF FUND

                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 2008
                                   (UNAUDITED)


                                                   Number of
                                                    Shares        Value
                                                  ----------   -----------

COMMON STOCKS -- 78.0%
AEROSPACE & DEFENSE -- 5.2%
Rockwell Collins, Inc.                               96,896    $ 4,814,762
                                                               -----------
BROADCASTING -- 9.4%
Liberty Global, Inc., Class A*                      141,770      4,087,229
Walt Disney Co. (The)                               149,984      4,552,015
                                                               -----------
                                                                 8,639,244
                                                               -----------
BUSINESS SERVICES -- 15.4%
Automatic Data Processing, Inc.                     171,808      7,337,920
Paychex, Inc.                                       208,825      6,874,519
                                                               -----------
                                                                14,212,439
                                                               -----------
CONSUMER SERVICES -- 8.6%
Apollo Group, Inc.*                                 127,770      7,958,793
                                                               -----------
COSMETICS & PERSONAL CARE -- 5.4%
Colgate-Palmolive Co.                                66,497      4,938,732
                                                               -----------
DIVERSIFIED FINANCIALS -- 14.3%
Affiliated Managers Group, Inc.*                     55,135      4,763,664
American Express Co.                                 89,588      3,325,506
Nasdaq OMX Group (The)*                             184,201      5,115,262
                                                               -----------
                                                                13,204,432
                                                               -----------
INSURANCE -- 7.2%
Berkshire Hathaway, Inc.*                             1,724      6,601,196
                                                               -----------
RETAIL -- 8.6%
Costco Wholesale Corp.                               65,169      4,084,793
Starbucks Corp.*                                    263,739      3,874,326
                                                               -----------
                                                                 7,959,119
                                                               -----------
TRANSPORTATION -- 3.9%
Expeditors International of Washington, Inc.        100,000      3,551,000
                                                               -----------
    TOTAL COMMON STOCKS
        (Cost $84,010,209)                                      71,879,717
                                                               -----------


                                                 Contracts/
                                                  Notional
                                                  Amounts         Value
                                                 ----------    -----------
OUTSTANDING OPTIONS PURCHASED -- 0.0%
CALL OPTIONS -- 0.0%
Nasdaq OMX Group (The), expiring 09/20/08,
  Strike Price $35.00*                                  600    $    24,000
                                                               -----------
    TOTAL OUTSTANDING OPTIONS PURCHASED
        (Cost $121,032)                                             24,000
                                                               -----------


                                                 Number of
                                                   Shares         Value
                                                 ----------    -----------

SHORT-TERM INVESTMENT -- 21.5%
PNC Bank Money Market Account                    19,827,453    $19,827,453
                                                               -----------
    TOTAL SHORT-TERM INVESTMENT
        (Cost $19,827,453)                                      19,827,453
                                                               -----------
TOTAL INVESTMENTS -- 99.5%
(Cost $103,958,694)                                             91,731,170
                                                               -----------


                                                 Contracts/
                                                  Notional
                                                  Amounts         Value
                                                 ----------    -----------
OUTSTANDING OPTIONS WRITTEN -- (0.1)%
CALL OPTIONS -- (0.1)%
Apollo Group, Inc., expiring 08/16/08,
  Strike Price $55.00*                                 (155)   $  (128,650)
                                                               -----------
    TOTAL OUTSTANDING OPTIONS WRITTEN
        (Cost $(50,685))                                          (128,650)
                                                               -----------
TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS
WRITTEN -- 99.4%
(Cost $103,908,009)**                                           91,602,520

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                      604,419
                                                               -----------
NET ASSETS -- 100.0%                                           $92,206,939
                                                               ===========


*     Non income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
      Aggregate cost                                  $103,908,009
                                                      ------------
      Gross unrealized appreciation                   $    532,096
      Gross unrealized depreciation                    (12,837,585)
                                                      ------------
      Net unrealized depreciation                     $(12,305,489)
                                                      ============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

      FAS 157 DISCLOSURE

      The following is a summary of the inputs used, as of July 31, 2008, in valuing the Fund's assets carried at fair value:

                                               Investments           Other
                                                   in              Financial
      Valuation Inputs                         Securities         Instruments
      ----------------                         -----------        -----------
      Level 1 - Quoted Prices                  $91,602,520              $ 0
      Level 2 - Other Significant
                Observable Inputs                    0                    0
      Level 3 - Significant
                Unobservable Inputs                  0                    0
                                               -----------              ---
      Total                                    $91,602,520              $ 0
                                               ===========              ===

                         CORVERUS STRATEGIC EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 2008
                                   (UNAUDITED)


                                                 Number of
                                                   Shares           Value
                                                 ----------        -------

COMMON STOCKS -- 96.8%
CONSUMER DISCRETIONARY -- 8.8%
McDonald's Corp.                                         27        $ 1,614
NIKE, Inc.                                               20          1,174
TJX Cos., Inc. (The)                                     73          2,461
Walt Disney Co. (The)                                   101          3,065
                                                                   -------
                                                                     8,314
                                                                   -------
CONSUMER STAPLES -- 11.3%
Avon Products, Inc.                                      62          2,629
Coca-Cola Co. (The)                                      55          2,832
Procter & Gamble Co.                                     35          2,292
Wal-Mart Stores, Inc.                                    50          2,931
                                                                   -------
                                                                    10,684
                                                                   -------
ENERGY -- 14.7%
ConocoPhillips                                           48          3,918
Exxon Mobil Corp.                                        28          2,252
National Oilwell Varco, Inc.*                            38          2,988
Occidental Petroleum Corp.                               31          2,444
Transocean, Inc.*                                        17          2,312
                                                                   -------
                                                                    13,914
                                                                   -------
FINANCIALS -- 15.6%
ACE Ltd.                                                 59          2,991
Bank of America Corp.                                    70          2,303
Bank of New York Mellon Corp. (The)                      65          2,307
Hudson City Bancorp, Inc.                               130          2,374
JPMorgan Chase & Co.                                     60          2,438
Metlife, Inc.                                            47          2,386
                                                                   -------
                                                                    14,799
                                                                   -------
HEALTH CARE -- 12.5%
Genzyme Corp.*                                           29          2,223
Gilead Sciences, Inc.*                                   67          3,617
Johnson & Johnson                                        47          3,218
St. Jude Medical, Inc.*                                  61          2,841
                                                                   -------
                                                                    11,899
                                                                   -------
INDUSTRIALS -- 9.2%
Deere & Co.                                              31          2,175
Fluor Corp.                                              20          1,627
Honeywell International, Inc.                            64          3,254
3M Co.                                                   24          1,689
                                                                   -------
                                                                     8,745
                                                                   -------
INFORMATION TECHNOLOGY -- 13.6%
Apple, Inc.*                                             12          1,907
Cisco Systems, Inc.*                                     50          1,100
Google, Inc.*                                             2            948


                                                 Number of
                                                   Shares           Value
                                                 ----------        -------

Intel Corp.                                              48        $ 1,065
International Business Machines Corp.                    19          2,432
MEMC Electronic Materials, Inc.*                         29          1,340
Oracle Corp.*                                           116          2,497
QUALCOMM, Inc.                                           30          1,660
                                                                   -------
                                                                    12,949
                                                                   -------
MATERIALS -- 4.5%
Celanese Corp.                                           72          2,774
Monsanto Co.                                             13          1,549
                                                                   -------
                                                                     4,323
                                                                   -------
TELECOMMUNICATION SERVICES -- 3.8%
AT&T, Inc.                                               41          1,263
Embarq Corp.                                             52          2,380
                                                                   -------
                                                                     3,643
                                                                   -------
UTILITIES -- 2.8%
FirstEnergy Corp.                                        36          2,648
                                                                   -------
    TOTAL COMMON STOCKS
        (Cost $96,122)                                              91,918
                                                                   -------
SHORT-TERM INVESTMENT -- 2.8%
PNC Bank Money Market Account                         2,622          2,622
                                                                   -------
    TOTAL SHORT-TERM INVESTMENT
        (Cost $2,622)                                                2,622
                                                                   -------
TOTAL INVESTMENTS -- 99.6%
(Cost $98,744)**                                                    94,540

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                          395
                                                                   -------
NET ASSETS -- 100.0%                                               $94,935
                                                                   =======

*     Non income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
      Aggregate cost                                     $98,744
                                                         -------
      Gross unrealized appreciation                      $ 1,985
      Gross unrealized depreciation                       (6,189)
                                                         -------
      Net unrealized depreciation                        $(4,204)
                                                         =======

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

      FAS 157 DISCLOSURE

      The following is a summary of the inputs used, as of July 31, 2008, in valuing the Fund's assets carried at fair value:

                                             Investments           Other
                                                 in              Financial
      Valuation Inputs                       Securities         Instruments
      ----------------                       -----------        -----------
      Level 1 - Quoted Prices                  $94,540               $ 0
      Level 2 - Other Significant
                Observable Inputs                 0                    0
      Level 3 - Significant
                Unobservable Inputs               0                  $ 0
                                               -------               ---
      Total                                    $94,540               $ 0
                                               =======               ===


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Joel L. Weiss
                         -------------------------------------------------------
                          Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date                      September 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Joel L. Weiss
                         -------------------------------------------------------
                           Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date                       September 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ James Shaw
                         -------------------------------------------------------
                          James Shaw, Treasurer and Chief Financial Officer (principal financial officer)

Date                      September 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.